Share-based Payments (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of Principal Assumptions Used for Valuation of Share Options
The following weighted average principal assumptions were used in calculating the fair values of options granted:

Options granted on June 10, 2020

Vesting dates	June 10, 2021
June 10, 2022
June 10, 2023
June 10, 2024
Volatility	76.59%
Dividend yield	0%
Risk-free investment rate	0.003%
Fair value of option at grant date	£2.76
Fair value of share at grant date	£4.78
Exercise price at date of grant	£4.78
Lapse date	June 10, 2030
Expected option life (years)	4.50
Number of options granted	2,186,780